Credit Risk - Summary of Detailed Information of Interest only Loan Maturity Analysis (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest Only Loans [Line Items]
carrying amount of interest-only loans	£ 38,441	£ 38,062
Term expired [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	374	338
Within 2 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	1,726	1,541
Between 2-5 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	3,697	3,706
Between 5-15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	20,318	20,984
Greater than 15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	12,326	11,493
Weighted average LTV [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	2,712	3,185
Weighted average LTV [member] | Term expired [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	13	11
Weighted average LTV [member] | Within 2 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	131	111
Weighted average LTV [member] | Between 2-5 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	154	219
Weighted average LTV [member] | Between 5-15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	1,397	1,793
Weighted average LTV [member] | Greater than 15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	£ 1,017	£ 1,051